INCOME AND MINING TAXES - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
INCOME AND MINING TAXES
Unused tax losses for which no deferred tax asset recognised	$ 728.2	$ 783.9
Other temporary differences [member]
INCOME AND MINING TAXES
Unused tax losses for which no deferred tax asset recognised	40.3
Mining Tax [Member]
INCOME AND MINING TAXES
Unused tax losses for which no deferred tax asset recognised	534.1	$ 634.6
Canada [Member]
INCOME AND MINING TAXES
Unused Capital Losses For Which No Deferred Tax Assets Recognized	139.9
Canada [Member] | Unused Capital Losses [Member]
INCOME AND MINING TAXES
Unused Capital Losses For Which No Deferred Tax Assets Recognized	$ 139.9